SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Gross accounts and other receivables	$ 10,353,708	$ 7,093,371
Less: Allowance for credit losses
Accounts receivables, net	$ 10,353,708	$ 7,093,371